Significant Contingent Liabilities and Unrecognised Contract Commitments (Details) - Schedule of Capital Expenditure Contracted for at the Balance Sheet - TWD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Schedule of Capital Expenditure Contracted for at the Balance Sheet [Abstract]
Property, plant and equipment	$ 9,750